Earnings Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Weighted average number of shares	4,483,174	4,884,624	4,469,863	9,973,587
Net income (loss)	$ (103,012)	$ (45,637)	$ (353,923)	$ 120,648
Net income (loss) per share	$ (0.02)	$ (0.01)	$ (0.08)	$ 0.01